SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Derivative	$ 2,980,138	$ 1,071,944	$ 387,238
Total	2,980,138	1,071,944	387,238
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative	0	0	0
Total	0	0	0
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative	0	0	0
Total	0	0	0
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative	2,980,138	1,071,944	387,238
Total	$ 2,980,138	$ 1,071,944	$ 387,238